UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22867

Cohen & Steers Future of Energy Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2024 Class A - MLOAX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66.85	1.25%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.91% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
With sales charge(3)	23.82%	7.37%	1.44%
Without sales charge	29.65%	8.37%	1.91%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

(1)

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

(2)	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.

(3)	Reflects a 4.50% front-end sales charge.
(4)	Based on net assets.
(5)	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
(6)	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2024 Class C - MLOCX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101.42	1.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.52% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	27.82%(3)	7.68%	1.24%
Without sales charge	28.82%	7.68%	1.24%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

(1)

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

(2)	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.

(3)	Reflects a contingent deferred sales charge of 1.00%.
(4)	Based on net assets.
(5)	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
(6)	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2024 Class I - MLOIX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.18	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 14.15% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
Class I(3)	30.14%	8.77%	2.26%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

(1)

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

(2)	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.

(3)	This class does not impose a sales charge.
(4)	Based on net assets.
(5)	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
(6)	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2024 Class R - MLORX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74.84	1.40%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.83% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	Since inception (10/01/2014)
Class R(3)	29.57%	8.22%	1.02%
Linked Index(1)	26.39%	9.79%	3.17%
S&P 500 Index(2)	28.19%	15.80%	12.94%
MSCI World Index - net(2)	24.92%	12.75%	9.64%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

(1)

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

(2)	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.

(3)	This class does not impose a sales charge.
(4)	Based on net assets.
(5)	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
(6)	Excludes derivative instruments, if any.

Cohen & Steers Future of Energy Fund, Inc. semi-annual shareholder report as of May 31, 2024 Class Z - MLOZX

This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48.18	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 14.15% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions.

Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
Class Z(3)	30.11%	8.79%	2.27%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

* Data quoted represents past performance, which is no guarantee of future results. Performance prior to 3/28/24 reflects the Fund's previous investment strategies. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

(1)

The Linked Index consists of the Alerian Midstream Energy Select Index (Total Return) through 1/31/19; the Alerian Midstream Energy Select Canada-Capped Index through 10/30/20; the blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

(2)	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.

(3)	This class does not impose a sales charge.
(4)	Based on net assets.
(5)	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
(6)	Excludes derivative instruments, if any.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended May 31, 2024. The total returns for Cohen & Steers Future of Energy Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended May 31, 2024
Cohen & Steers Future of Energy Fund, Inc.:
Class A	13.91%
Class C	13.52%
Class I	14.15%
Class R	13.83%
Class Z	14.15%
The Linked Index(a)	9.80%
S&P 500 Index(a)	16.35%
MSCI World Index (Net)(a)	14.89%

The performance data quoted represent past performance. Past performance is no guarantee of future results. Effective at the close of business on March 28, 2024, the Fund changed its name and principal investment strategies. Performance data prior to such time reflects the Fund’s prior principal investment strategies. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that all distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are “return of capital” distributed from the Fund’s assets. Return of capital distributions decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio.

(a)

The Linked Index consists of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index and 10% S&P 500 Oil & Gas Refining & Marketing Index through 3/28/24; and the S&P Energy Select Sector Index thereafter.

The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies and is a capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the GICS energy sector classification. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of US stock market performance. The MSCI World Index (Net) is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2024 (Unaudited)

		Shares	Value
COMMON STOCK	97.4%
BASE METALS	3.1%
Cameco Corp. (Canada)		68,303	$3,791,500

BASIC & DIVERSIFIED CHEMICALS	1.4%
Linde PLC		3,865	1,683,285

DRILLING & DRILLING SUPPORT	1.2%
Seadrill Ltd. (Norway)(a)		28,497	1,478,139

ELECTRIC TRANSMISSION & DISTRIBUTION	0.9%
E.ON SE (Germany)		86,108	1,153,169

ELECTRICAL POWER EQUIPMENT	3.2%
Bloom Energy Corp., Class A(a)		36,020	587,846
Eaton Corp. PLC		5,367	1,786,406
Net Power, Inc.(a)		144,590	1,519,641

			3,893,893

EXPLORATION & PRODUCTION	10.5%
ConocoPhillips		47,128	5,489,469
Devon Energy Corp.		56,186	2,757,609
EQT Corp.		55,849	2,294,835
Tourmaline Oil Corp. (Canada)		48,897	2,425,567

			12,967,480

GAS UTILITIES	1.1%
Snam SpA (Italy)		283,744	1,346,287

INFRASTRUCTURE CONSTRUCTION	1.4%
Quanta Services, Inc.		6,496	1,792,506

INTEGRATED ELECTRIC UTILITIES	3.0%
AES Corp.		58,051	1,253,321
Duke Energy Corp.		23,413	2,424,885

			3,678,206

INTEGRATED OILS	24.4%
Cenovus Energy, Inc. (Canada)		175,404	3,656,207
Exxon Mobil Corp.(b)		130,874	15,346,285
Imperial Oil Ltd. (Canada)		44,834	3,167,772
Shell PLC		220,675	7,965,209

			30,135,473

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2024 (Unaudited)

		Shares	Value
MEASUREMENT INSTRUMENTS	1.7%
NEXTracker, Inc., Class A(a)		38,776	$2,139,272

MIDSTREAM—OIL & GAS	18.0%
Energy Transfer LP		542,914	8,507,462
Genesis Energy LP		87,302	1,093,021
Koninklijke Vopak NV (Netherlands)		36,849	1,514,792
Pembina Pipeline Corp. (Canada)		96,507	3,584,981
TC Energy Corp. (Canada)		147,325	5,681,354
Williams Cos., Inc.		43,781	1,817,349

			22,198,959

OILFIELD SERVICES & EQUIPMENT	2.7%
Baker Hughes Co.		99,773	3,340,400

POWER GENERATION	3.7%
Engie SA (France)		131,663	2,230,582
RWE AG (Germany)		60,790	2,310,273

			4,540,855

REFINING & MARKETING	11.1%
Marathon Petroleum Corp.		48,860	8,629,165
Neste OYJ (Finland)		68,423	1,436,490
Valero Energy Corp.		23,511	3,694,518

			13,760,173

RENEWABLE ENERGY EQUIPMENT	9.2%
Enphase Energy, Inc.(a)		23,475	3,002,453
First Solar, Inc.(a)		22,221	6,038,779
Vestas Wind Systems AS (Denmark)(a)		81,884	2,297,531

			11,338,763

RENEWABLE ENERGY PROJECT DEVELOPMENT	0.8%
Sunrun, Inc.(a)		71,218	1,029,812

TOTAL COMMON STOCK (Identified cost—$107,381,079)			120,268,172

WARRANTS—ELECTRICAL POWER EQUIPMENT	0.0%
Net Power, Inc., exercise price $11.50, expires 3/12/26(a)		10,772	26,607

TOTAL WARRANTS (Identified cost—$36,625)			26,607

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2024 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(c)		1,411,924	$1,411,924
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)		574,113	574,113

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,986,037)			1,986,037

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$109,403,741)	99.0%		122,280,816
WRITTEN OPTION CONTRACTS (Premiums received—$16,255)	(0.0)		(19,955)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		1,186,687

NET ASSETS	100.0%		$123,447,548

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(d)	Premiums Received	Value
Call—EQT Corp.	$43.00	6/21/24	(73)	$(299,957)	$(3,655)	$(4,380)
Call—Cameco Corp.	60.00	7/19/24	(89)	(673,107)	(12,600)	(15,575)
			(162)	$(973,064)	$(16,255)	$(19,955)

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

May 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	24,265,953	USD	17,749,584	6/4/24	$(54,721)
Brown Brothers Harriman	CAD	666,709	USD	490,110	6/4/24	935
Brown Brothers Harriman	DKK	15,643,938	USD	2,265,176	6/4/24	(10,538)
Brown Brothers Harriman	EUR	8,759,696	USD	9,460,936	6/4/24	(43,767)
Brown Brothers Harriman	EUR	582,323	USD	633,625	6/4/24	1,776
Brown Brothers Harriman	GBP	6,979,280	USD	8,766,981	6/4/24	(126,371)
Brown Brothers Harriman	USD	18,288,597	CAD	24,932,662	6/4/24	4,882
Brown Brothers Harriman	USD	2,276,677	DKK	15,643,938	6/4/24	(964)
Brown Brothers Harriman	USD	10,142,723	EUR	9,342,019	6/4/24	(6,171)
Brown Brothers Harriman	USD	933,919	GBP	735,341	6/4/24	3,090
Brown Brothers Harriman	USD	7,948,971	GBP	6,243,939	6/4/24	7,372
Brown Brothers Harriman	CAD	24,883,308	USD	18,261,370	7/2/24	(6,137)
Brown Brothers Harriman	DKK	15,930,532	USD	2,321,798	7/2/24	777
Brown Brothers Harriman	EUR	9,098,786	USD	9,890,107	7/2/24	5,341
Brown Brothers Harriman	GBP	6,172,280	USD	7,858,300	7/2/24	(7,825)
						$(232,321)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Note:	Percentages indicated are based on the net assets of the Fund.
(a)	Non–income producing security.
(b)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $589,114 in aggregate has been pledged as collateral.
(c)	Rate quoted represents the annualized seven–day yield.
(d)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$109,403,741)	$122,280,816
Foreign currency, at value (Identified cost—$514,998)	514,408
Receivable for:
Fund shares sold	769,332
Dividends	371,366
Unrealized appreciation on forward foreign currency exchange contracts	24,173
Other assets	1,316

Total Assets	123,961,411

LIABILITIES:
Written option contracts, at value (Premiums received—$16,255)	19,955
Unrealized depreciation on forward foreign currency exchange contracts	256,494
Payable for:
Investment advisory fees	31,949
Shareholder servicing fees	31,484
Fund shares redeemed	11,826
Distribution fees	5,653
Administration fees	4,984
Directors’ fees	484
Other liabilities	151,034

Total Liabilities	513,863

NET ASSETS	$123,447,548

NET ASSETS consist of:
Paid-in capital	$170,973,937
Total distributable earnings/(accumulated loss)	(47,526,389)

$123,447,548

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

May 31, 2024 (Unaudited)

CLASS A SHARES:
NET ASSETS	$13,807,519
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,543,848

Net asset value and redemption price per share	$8.94

Maximum offering price per share ($8.94 ÷ 0.955)(a)	$9.36

CLASS C SHARES:
NET ASSETS	$5,156,892
Shares issued and outstanding ($0.001 par value common stock outstanding)	578,660

Net asset value and offering price per share(b)	$8.91

CLASS I SHARES:
NET ASSETS	$104,191,186
Shares issued and outstanding ($0.001 par value common stock outstanding)	11,635,286

Net asset value, offering and redemption price per share	$8.95

CLASS R SHARES:
NET ASSETS	$261,360
Shares issued and outstanding ($0.001 par value common stock outstanding)	29,133

Net asset value, offering and redemption price per share	$8.97

CLASS Z SHARES:
NET ASSETS	$30,591
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,414

Net asset value, offering and redemption price per share	$8.96

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of $155,331 of foreign withholding tax)	$2,092,098
Interest income	533

Total Investment Income	2,092,631

Expenses:
Investment advisory fees	459,747
Distribution fees—Class A	16,010
Distribution fees—Class C	18,033
Distribution fees—Class R	731
Shareholder servicing fees—Class A	6,404
Shareholder servicing fees—Class C	6,011
Shareholder servicing fees—Class I	33,673
Professional fees	125,209
Registration and filing fees	54,825
Administration fees	51,372
Shareholder reporting expenses	30,547
Transfer agent fees and expenses	9,755
Custodian fees and expenses	3,523
Directors’ fees and expenses	2,906
Miscellaneous	13,224

Total Expenses	831,970
Reduction of Expenses (See Note 2)	(267,237)

Net Expenses	564,733

Net Investment Income (Loss)	1,527,898

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	32,626,494
Written option contracts	39,524
Foreign currency transactions	(3,852)

Net realized gain (loss)	32,662,166

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(18,425,708)
Written option contracts	(6,036)
Forward foreign currency exchange contracts	(232,321)
Foreign currency translations	(851)

Net change in unrealized appreciation (depreciation)	(18,664,916)

Net Realized and Unrealized Gain (Loss)	13,997,250

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,525,148

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended May 31, 2024	For the Year Ended November 30, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$1,527,898	$2,156,188
Net realized gain (loss)	32,662,166	16,967,021
Net change in unrealized appreciation (depreciation)	(18,664,916)	(15,716,106)

Net increase (decrease) in net assets resulting from operations	15,525,148	3,407,103

Distributions to Shareholders:
Class A	(639,913)	(550,141)
Class C	(274,915)	(152,004)
Class I	(6,020,260)	(4,151,763)
Class R	(17,926)	(10,058)
Class Z	(2,051)	(2,039)

Total distributions	(6,955,065)	(4,866,005)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	622,238	(28,344,112)

Total increase (decrease) in net assets	9,192,321	(29,803,014)
Net Assets:
Beginning of period	114,255,227	144,058,241

End of period	$123,447,548	$114,255,227

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended May 31, 2024		For the Year Ended November 30,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.33		$8.34	$6.58	$4.91	$6.78	$7.80

Income (loss) from investment operations:

Net investment income (loss)(a)	0.10		0.12	0.09	0.06	0.03	0.11
Net realized and unrealized gain (loss)	1.03		0.16	1.93	1.85	(1.55)	(0.81)

Total from investment operations	1.13		0.28	2.02	1.91	(1.52)	(0.70)

Less dividends and distributions to shareholders from:

Net investment income	(0.52)		(0.29)	(0.13)	(0.08)	(0.02)	(0.09)
Tax return of capital	—		—	(0.13)	(0.16)	(0.33)	(0.23)

Total dividends and distributions to shareholders	(0.52)		(0.29)	(0.26)	(0.24)	(0.35)	(0.32)

Net increase (decrease) in net asset value	0.61		(0.01)	1.76	1.67	(1.87)	(1.02)

Net asset value, end of period	$8.94		$8.33	$8.34	$6.58	$4.91	$6.78

Total return(b)(c)	13.91	%(d)	3.68%	31.26%	39.44%	–21.88%	–9.42%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$13.8		$14.1	$17.7	$12.7	$9.9	$15.0

Ratios to average daily net assets:

Expenses (before expense reduction)	1.66	%(e)	1.51%	1.55%	1.68%	1.59%	1.44%

Expenses (net of expense reduction)	1.25	%(e)	1.25%	1.25%	1.25%	1.26%	1.25%

Net investment income (loss) (before expense reduction)	1.90	%(e)	1.28%	0.86%	0.51%	0.28%	1.23%

Net investment income (loss) (net of expense reduction)	2.31	%(e)	1.54%	1.16%	0.94%	0.61%	1.42%

Portfolio turnover rate	121	%(d)	74%	58%	94%	105%	90%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended May 31, 2024		For the Year Ended November 30,
Per Share Operating Data:			2023	2022	2021	2020		2019
Net asset value, beginning of period	$8.31		$8.31	$6.56	$4.89	$6.74		$7.76

Income (loss) from investment operations:

Net investment income (loss)(a)	0.07		0.07	0.04	0.02	(0.00	)(b)	0.06
Net realized and unrealized gain (loss)	1.03		0.17	1.91	1.85	(1.54)		(0.81)

Total from investment operations	1.10		0.24	1.95	1.87	(1.54)		(0.75)

Less dividends and distributions to shareholders from:

Net investment income	(0.50)		(0.24)	(0.07)	(0.04)	—		(0.04)
Tax return of capital	—		—	(0.13)	(0.16)	(0.31)		(0.23)

Total dividends and distributions to shareholders	(0.50)		(0.24)	(0.20)	(0.20)	(0.31)		(0.27)

Net increase (decrease) in net asset value	0.60		—	1.75	1.67	(1.85)		(1.02)

Net asset value, end of period	$8.91		$8.31	$8.31	$6.56	$4.89		$6.74

Total return(c)(d)	13.52	%(e)	3.09%	30.26%	38.69%	–22.32%		–10.07%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$5.2		$4.8	$6.0	$5.8	$5.9		$8.7

Ratios to average daily net assets:

Expenses (before expense reduction)	2.31	%(f)	2.16%	2.20%	2.33%	2.24%		2.09%

Expenses (net of expense reduction)	1.90	%(f)	1.90%	1.90%	1.90%	1.91%		1.90%

Net investment income (loss) (before expense reduction)	1.33	%(f)	0.62%	0.20%	(0.12)%	(0.43)%		0.53%

Net investment income (loss) (net of expense reduction)	1.74	%(f)	0.88%	0.50%	0.31%	(0.10)%		0.72%

Portfolio turnover rate	121	%(e)	74%	58%	94%	105%		90%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended May 31, 2024		For the Year Ended November 30,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.34		$8.35	$6.59	$4.92	$6.79	$7.82

Income (loss) from investment operations:

Net investment income (loss)(a)	0.12		0.15	0.12	0.08	0.05	0.13
Net realized and unrealized gain (loss)	1.03		0.16	1.92	1.85	(1.55)	(0.81)

Total from investment operations	1.15		0.31	2.04	1.93	(1.50)	(0.68)

Less dividends and distributions to shareholders from:

Net investment income	(0.54)		(0.32)	(0.15)	(0.10)	(0.04)	(0.12)
Tax return of capital	—		—	(0.13)	(0.16)	(0.33)	(0.23)

Total dividends and distributions to shareholders	(0.54)		(0.32)	(0.28)	(0.26)	(0.37)	(0.35)

Net increase (decrease) in net asset value	0.61		(0.01)	1.76	1.67	(1.87)	(1.03)

Net asset value, end of period	$8.95		$8.34	$8.35	$6.59	$4.92	$6.79

Total return(b)	14.15	%(c)	4.04%	31.66%	39.81%	–21.45%	–9.22%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$104.2		$95.0	$119.9	$83.8	$73.1	$160.3

Ratios to average daily net assets:

Expenses (before expense reduction)	1.38	%(d)	1.24%	1.28%	1.40%	1.30%	1.14%

Expenses (net of expense reduction)	0.90	%(d)	0.90%	0.90%	0.90%	0.91%	0.90%

Net investment income (loss) (before expense reduction)	2.27	%(d)	1.53%	1.14%	0.77%	0.61%	1.50%

Net investment income (loss) (net of expense reduction)	2.75	%(d)	1.87%	1.52%	1.27%	1.00%	1.74%

Portfolio turnover rate	121	%(c)	74%	58%	94%	105%	90%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended May 31, 2024		For the Year Ended November 30,
Per Share Operating Data:			2023	2022	2021	2020		2019
Net asset value, beginning of period	$8.36		$8.36	$6.60	$4.92	$6.78		$7.80

Income (loss) from investment operations:

Net investment income (loss)(a)	0.09		0.11	0.08	0.05	0.03		0.09
Net realized and unrealized gain (loss)	1.04		0.17	1.92	1.86	(1.56)		(0.80)

Total from investment operations	1.13		0.28	2.00	1.91	(1.53)		(0.71)

Less dividends and distributions to shareholders from:

Net investment income	(0.52)		(0.28)	(0.11)	(0.07)	(0.00	)(b)	(0.08)
Tax return of capital	—		—	(0.13)	(0.16)	(0.33)		(0.23)

Total dividends and distributions to shareholders	(0.52)		(0.28)	(0.24)	(0.23)	(0.33)		(0.31)

Net increase (decrease) in net asset value	0.61		—	1.76	1.68	(1.86)		(1.02)

Net asset value, end of period	$8.97		$8.36	$8.36	$6.60	$4.92		$6.78

Total return(c)	13.83	%(d)	3.62%	30.94%	39.33%	–21.98%		–9.59%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$261.4		$287.0	$300.5	$204.4	$150.5		$888.4

Ratios to average daily net assets:

Expenses (before expense reduction)	1.81	%(e)	1.65%	1.70%	1.83%	1.74%		1.59%

Expenses (net of expense reduction)	1.40	%(e)	1.40%	1.40%	1.40%	1.41%		1.40%

Net investment income (loss) (before expense reduction)	1.76	%(e)	1.13%	0.70%	0.36%	0.23%		0.98%

Net investment income (loss) (net of expense reduction)	2.17	%(e)	1.38%	1.00%	0.79%	0.56%		1.17%

Portfolio turnover rate	121	%(d)	74%	58%	94%	105%		90%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended May 31, 2024		For the Year Ended November 30,
Per Share Operating Data:			2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.35		$8.36	$6.60	$4.92	$6.80	$7.82

Income (loss) from investment operations:

Net investment income (loss)(a)	0.12		0.15	0.06	0.07	0.05	0.13
Net realized and unrealized gain (loss)	1.03		0.16	1.98	1.87	(1.56)	(0.80)

Total from investment operations	1.15		0.31	2.04	1.94	(1.51)	(0.67)

Less dividends and distributions to shareholders from:

Net investment income	(0.54)		(0.32)	(0.15)	(0.10)	(0.04)	(0.12)
Tax return of capital	—		—	(0.13)	(0.16)	(0.33)	(0.23)

Total dividends and distributions to shareholders	(0.54)		(0.32)	(0.28)	(0.26)	(0.37)	(0.35)

Net increase (decrease) in net asset value	0.61		(0.01)	1.76	1.68	(1.88)	(1.02)

Net asset value, end of period	$8.96		$8.35	$8.36	$6.60	$4.92	$6.80

Total return(b)	14.15	%(c)	4.04%	31.62%	40.02%	–21.57%	–9.08%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$30.6		$45.3	$59.0	$719.5	$483.8	$420.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.31	%(d)	1.16%	1.20%	1.33%	1.24%	1.09%

Expenses (net of expense reduction)	0.90	%(d)	0.90%	0.90%	0.90%	0.91%	0.90%

Net investment income (loss) (before expense reduction)	2.35	%(d)	1.62%	0.57%	0.73%	0.68%	1.51%

Net investment income (loss) (net of expense reduction)	2.76	%(d)	1.88%	0.87%	1.16%	1.01%	1.70%

Portfolio turnover rate	121	%(c)	74%	58%	94%	105%	90%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Future of Energy Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 8, 2013 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. Effective at the close of business on March 28, 2024, the Fund’s name changed from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc., and the principal investment strategies and principal risks of the Fund also changed. The Fund’s investment objective is to provide attractive total return, comprised of current income and price appreciation. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Electric Transmission & Distribution	$—	$1,153,169	$—	$1,153,169
Gas Utilities	—	1,346,287	—	1,346,287
Integrated Oils	22,170,264	7,965,209	—	30,135,473
Midstream—Oil & Gas	20,684,167	1,514,792	—	22,198,959
Power Generation	—	4,540,855	—	4,540,855
Refining & Marketing	12,323,683	1,436,490	—	13,760,173
Renewable Energy Equipment	9,041,232	2,297,531	—	11,338,763
Other Industries	35,794,493	—	—	35,794,493
Warrants	26,607	—	—	26,607
Short-Term Investments	—	1,986,037	—	1,986,037

Total Investments in Securities(a)	$100,040,446	$22,240,370	$—	$122,280,816

Forward Foreign Currency Exchange Contracts	$—	$24,173	$—	$24,173

Total Derivative Assets(a)	$—	$24,173	$—	$24,173

Forward Foreign Currency Exchange Contracts	$—	$(256,494)	$—	$(256,494)
Written Option Contracts	(19,955)	—	—	(19,955)

Total Derivative Liabilities(a)	$(19,955)	$(256,494)	$—	$(276,449)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of May 31, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.80% of the average daily net assets of the Fund.

For the six months ended May 31, 2024 and through June 30, 2026, the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses), did not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended May 31, 2024, fees waived and/or expenses reimbursed totaled $267,237.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended May 31, 2024, the Fund incurred $28,734 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended May 31, 2024, the Fund has been advised that the distributor received $1,536, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $13 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $363 for the six months ended May 31, 2024.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2024, totaled $138,125,476 and $143,167,404, respectively.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at May 31, 2024 and the effect of derivatives held during the six months ended May 31, 2024, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts—Exchange-Traded(a)	—	$—	Written option contracts, at value	$19,955
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(b)	Unrealized appreciation	24,173	Unrealized depreciation	256,494

(a)	Not subject to a master netting agreement or another similar arrangement.
(b)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	$39,524	$(6,036)
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	—	(232,321)

The following summarizes the monthly average volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the six months ended May 31, 2024:

	Written Option Contracts(a)(b)	Forward Foreign Currency Exchange Contracts(b)
Average Notional Amount	$1,064,904	$38,331,576

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents four months for written option contracts and one month for forward foreign currency exchange contracts.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of May 31, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$109,403,741

Gross unrealized appreciation on investments	$14,451,490
Gross unrealized depreciation on investments	(1,810,436)

Net unrealized appreciation (depreciation) on investments	$12,641,054

As of November 30, 2023, the Fund has a net capital loss carryforward of $72,239,637 which may be used to offset future capital gains. The loss is comprised of $25,175,099 of short-term capital loss carryover and $47,064,538 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended May 31, 2024		For the Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	535,128	$4,665,346	363,554	$2,882,619
Issued as reinvestment of dividends and distributions	64,529	547,538	60,964	477,823
Redeemed	(752,550)	(6,614,901)	(854,326)	(6,691,897)

Net increase (decrease)	(152,893)	$(1,402,017)	(429,808)	$(3,331,455)

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended May 31, 2024		For the Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class C:
Sold	28,163	$245,163	63,857	$501,155
Issued as reinvestment of dividends and distributions	28,248	240,586	17,551	137,408
Redeemed	(58,469)	(491,244)	(227,834)	(1,797,290)

Net increase (decrease)	(2,058)	$(5,495)	(146,426)	$(1,158,727)

Class I:
Sold	1,514,643	$12,889,893	2,496,946	$19,755,368
Issued as reinvestment of dividends and distributions	600,311	5,123,009	459,546	3,606,029
Redeemed	(1,861,842)	(15,922,160)	(5,939,498)	(47,188,922)

Net increase (decrease)	253,112	$2,090,742	(2,983,006)	$(23,827,525)

Class R:
Sold	289	$2,449	8,439	$67,642
Issued as reinvestment of dividends and distributions	2,079	17,811	1,270	9,996
Redeemed	(7,584)	(64,693)	(11,316)	(91,060)

Net increase (decrease)	(5,216)	$(44,433)	(1,607)	$(13,422)

Class Z:
Sold	5	$39	124	$1,007
Issued as reinvestment of dividends and distributions	227	1,928	259	2,038
Redeemed	(2,240)	(18,526)	(2,024)	(16,028)

Net increase (decrease)	(2,008)	$(16,559)	(1,641)	$(12,983)

Note 7. Other Risks

Energy Sector Risk: The Fund is subject to more risks related to the energy sector than if the Fund were more broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy could have a larger impact on the Fund than on an investment company that does not

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

concentrate in the sector. Recent uncertainty in the energy markets has had an adverse effect on energy related securities, including MLPs, and it is unclear when these markets may stabilize. In addition, there are several specific risks associated with investments in the energy sector, including the following: Commodity Price Risk, Depletion Risk, Supply and Demand Risk, Regulatory Risk, Acquisition Risk, Weather Risks, Exploration Risk, Catastrophic Event Risk, Interest Rate Transaction Risk, Affiliated Party Risk and Limited Partner Risk and Risks of Subordinated MLP Units. MLPs which invest in the energy industry may be highly volatile due to significant fluctuation in the prices of energy commodities as well as political and regulatory developments.

Market Volatility Risk: Under normal market conditions, the Fund will invest at least 80% of its net assets in energy-related MLPs and companies that are involved in the exploration, production, gathering, transportation, processing, storage, refining, distribution or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources (Related Companies). The Fund’s strategy of focusing its investments in MLPs and Related Companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets, including price decreases connected to the COVID-19 pandemic, has significantly affected the performance of the energy infrastructure industry, as well as the performance of the MLPs and Related Companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of MLPs and Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.

Utilities Sector Risks: Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters and terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from a changes in regulations; and liabilities for environmental damage and general civil liabilities.

Clean Energy Risk: Many clean energy companies are involved in the development and commercialization of new technologies, which may be subject to delays resulting from budget constraints, technological difficulties, or public and regulatory opposition. Clean energy companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in the supply of and demand for clean energy products, changes in energy prices, and international political events may cause fluctuations in the performance of clean energy companies and the prices of their securities.

Renewable Companies Risk: Renewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or exploration projects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).

Interest Rate Risk to Energy and Energy-Related Companies Risk: Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy and Energy-Related Companies to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of Energy and Energy-Related Companies. Rising interest rates may also impact the price of the securities of Energy and Energy-Related Companies as the yields on alternative investments increase.

Tax Risk: The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Code. For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in Qualified Publicly Traded Partnerships (QPTPs). The Fund expects that the MLPs that are treated as publicly traded partnerships for tax purposes in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (IRS) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement. As of May 31, 2024, the Fund held 8% of total assets in QPTPs.

Non-corporate taxpayers are permitted to deduct a portion of any income derived from an interest in an MLP that constitutes “qualified publicly traded partnership income.” This deduction is not available in respect of any such income that is allocated to or reflected in net recapture income realized by a RIC in respect of its interest in an MLP, and distributed by the RIC to its shareholders. As a result, it is possible that a non-corporate shareholder will be subject to a higher effective tax rate on any such distributions received from the Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would derive if the shareholder invested directly in an MLP.

Geopolitical Risk: Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

led and may in the future lead to market volatility and have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These types of issues could result in losses to the Fund if economic conditions persist or worsen, including through contagion to other areas of the U.S. or global economies. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively “AI Technologies”), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general.

New rules and rule amendments proposed by the Securities and Exchange Commission’s (SEC) could restrict the Fund’s ability to engage in transactions, impact flows into the Fund, and/or increase overall expenses of the Fund. For example, recent regulations intended to modernize shareholder reporting by mutual funds and proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In addition, the SEC has proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act, that, if adopted as proposed, would, among other things, cause more investments to be treated as illiquid, could prevent the Fund from investing in securities that the Adviser believes are appropriate or desirable and could impose costs on redeeming shareholders in some circumstances.

In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Funds invest in, moved from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-US securities) that have longer settlement cycles than is expected of Fund shares.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Counterparty Risk: Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

Liquidity Risk: Although the equity securities, including those of the MLPs, in which the Fund invests generally trade on major stock exchanges, certain securities may trade less frequently, particularly those of MLPs and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when the investment advisor believes it is desirable to do so.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Regulation

On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Fund’s accounting policies or financial statements.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after May 31, 2024 through the date that the financial statements were issued, and, except as noted below, has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS PREFERRED SECURITIES

AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS LOW DURATION PREFERRED

AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chair and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer and Vice President

Benjamin Morton

Vice President

Tyler S. Rosenlicht

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol: Class	A—MLOAX
C—MLOCX
F—MLOFX*
I—MLOIX
R—MLORX
Z—MLOZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Future of Energy Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Semi-Annual Financial Statements May 31, 2024

Cohen & Steers

Future of Energy

Fund, Inc.

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

MLOAXSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS FUTURE OF ENERGY FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	August 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date:	August 2, 2024